ORDINARY SHARES - Voting rights of ordinary shares (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
ORDINARY SHARES
Convertible redeemable preferred shares, shares outstanding		202,699,487		202,699,487
Decrease in mezzanine equity | $		$ 1,695,300	$ 1,695,304
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO | $			$ 1,695,304
Initial public offering and over allotment option
ORDINARY SHARES
Net proceeds | $		$ 256,700
Private placement
ORDINARY SHARES
Net proceeds | $	$ 151,700
Class A ordinary shares
ORDINARY SHARES
Number of votes | Vote			1
Class A ordinary shares | Initial public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)		20,000,000
Class A ordinary shares | Over-allotment option
ORDINARY SHARES
Number of shares issued and sold (in shares)		1,461,410
Class A ordinary shares | Private placement
ORDINARY SHARES
Number of shares issued and sold (in shares)	11,672,186
Class B ordinary shares
ORDINARY SHARES
Number of votes | Vote			10
Class B ordinary shares, conversion ratio into class A ordinary shares			1
American Depository Shares | Initial public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)		20,000,000
Original Issue Price per Share | $ / shares		$ 13
American Depository Shares | Over-allotment option
ORDINARY SHARES
Number of shares issued and sold (in shares)		1,461,410
American Depository Shares | Private placement
ORDINARY SHARES
Original Issue Price per Share | $ / shares	$ 13
Series A convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 0.4323
Convertible redeemable preferred shares, shares outstanding			0	34,362,468	34,717,760
Preferred stock conversion ratio		1
Decrease in mezzanine equity | $			$ 15,357
Series B convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 1.7319
Convertible redeemable preferred shares, shares outstanding				44,758,365	44,758,365
Preferred stock conversion ratio		1
Decrease in mezzanine equity | $			81,020
Series B+ Convertible Redeemable Preferred Stock
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 3.6673
Convertible redeemable preferred shares, shares outstanding				27,428,047
Preferred stock conversion ratio		1
Decrease in mezzanine equity | $			112,558
Series B2 Convertible Redeemable Preferred Stock
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 6.5196
Convertible redeemable preferred shares, shares outstanding				10,478,885	10,478,885
Preferred stock conversion ratio		1
Decrease in mezzanine equity | $			71,822
Series C convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 9.422
Convertible redeemable preferred shares, shares outstanding				57,896,414	57,896,414
Preferred stock conversion ratio		1
Decrease in mezzanine equity | $			$ 588,499
Series C+ Convertible Redeemable Preferred Stock
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 15.4687
Convertible redeemable preferred shares, shares outstanding			0	16,161,021	16,161,021
Preferred stock conversion ratio		1.4439
Decrease in mezzanine equity | $			$ 382,793
Series D convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares				$ 25.0446
Convertible redeemable preferred shares, shares outstanding			0	11,614,287	7,453,371
Preferred stock conversion ratio		2.3377
Decrease in mezzanine equity | $			$ 443,255
Common Stock
ORDINARY SHARES
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO (in shares)		225,409,798	225,409,798
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO | $		$ 100	$ 113
Common Stock | Initial public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)			21,461,410
Common Stock | Private placement
ORDINARY SHARES
Number of shares issued and sold (in shares)			11,672,186
Additional Paid-In Capital
ORDINARY SHARES
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO | $		$ 1,695,200	$ 1,695,191